Sales Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 10,402,666	R$ 5,996,494	R$ 11,802,882
Taxes levied	(426,937)	(252,368)	(360,565)
Net revenue	9,975,729	5,744,126	11,442,317
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	8,849,486	4,759,257	9,195,535
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,126,243	984,869	2,246,782
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,101,576	5,197,272	11,198,595
Taxes levied	(290,532)	(157,665)	(290,696)
Cargo transport and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,301,090	799,222	604,297
Taxes levied	R$ 136,405	R$ 94,703	R$ 69,869